UNIT-BASED COMPENSATION - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 8,000,000	$ 1,000,000	$ 11,000,000	$ (1,000,000)
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Expiration period			10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	1,036,471		1,036,471		1,036,471	150,835	150,835
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $	$ 19.47		$ 19.47			$ 20.97
Number of other equity instruments granted in share-based payment arrangement | shares			895,744
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $			$ 19.24
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	25,058		25,058		25,058	21,624	21,624
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $					$ 23.06		$ 22.88
Restricted Stock Units (RSUs) | Restricted BPR Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments granted in share-based payment arrangement | shares			357,313
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $			$ 19.22
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments granted in share-based payment arrangement | shares			895,099
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $			$ 19.51
Restricted Stock Units (RSUs) | GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	237,881		237,881		237,881	1,011,523	1,011,523
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $	$ 25.39		$ 25.39			$ 19.71
Restricted Stock Units (RSUs) | AO LTIP Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	1,657,948		1,657,948		1,657,948	1,387,289	1,387,289
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $	$ 22.51		$ 22.51			$ 22.51
Deferred Share Units | Brookfield Office Properties (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	1,463,149		1,463,149		1,463,149	1,458,667	1,458,667